Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 9,111,464.6		₨ 7,376,179.0	$ 131,744.7
Fair Value Of Credit Substitutes	272,886.8		324,031.5	$ 3,945.8
Non-funded exposure	1,147,966.2		897,794.6
Total Exposure	₨ 10,532,317.6	$ 152,289.1	₨ 8,598,005.1
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 2,477,945.6		₨ 1,948,328.2
Fair Value Of Credit Substitutes	0.0
Non-funded exposure	1,552.1		665.4
Total Exposure	₨ 2,479,497.7	$ 35,851.6	₨ 1,948,993.6
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	23.50%	23.50%	22.70%
NBFC/Financial Intermediaries
Concentration Risk [Line Items]
Gross loans	₨ 311,477.1		₨ 231,249.9
Fair Value Of Credit Substitutes	98,274.0		110,494.4
Non-funded exposure	13,203.1		6,888.5
Total Exposure	₨ 422,954.2	$ 6,115.6	₨ 348,632.8
NBFC/Financial Intermediaries | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.00%	4.00%	4.10%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 445,757.8		₨ 385,217.8
Fair Value Of Credit Substitutes	1,170.7		1,181.4
Non-funded exposure	15,051.6		13,091.9
Total Exposure	₨ 461,980.1	$ 6,679.9	₨ 399,491.1
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.40%	4.40%	4.60%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 352,979.1		₨ 299,680.3
Fair Value Of Credit Substitutes	10,413.9		13,105.7
Non-funded exposure	32,546.7		30,876.7
Total Exposure	₨ 395,939.7	$ 5,725.0	₨ 343,662.7
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.80%	3.80%	4.00%
Agriculture Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 330,092.5		₨ 318,643.5
Fair Value Of Credit Substitutes	0.0		497.9
Non-funded exposure	728.8		614.9
Total Exposure	₨ 330,821.3	$ 4,783.4	₨ 319,756.3
Agriculture Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	3.70%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 354,060.4		₨ 308,333.2
Fair Value Of Credit Substitutes	3,957.3		3,461.5
Non-funded exposure	13,757.6		14,077.5
Total Exposure	₨ 371,775.3	$ 5,375.6	₨ 325,872.2
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.50%	3.50%	3.80%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 200,089.4		₨ 180,841.8
Fair Value Of Credit Substitutes	248.3		2,239.4
Non-funded exposure	12,218.2		11,945.7
Total Exposure	₨ 212,555.9	$ 3,073.4	₨ 195,026.9
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%	2.00%	2.30%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 376,547.1		₨ 310,740.7
Fair Value Of Credit Substitutes	0.0		0.0
Non-funded exposure	9,808.2		5,247.2
Total Exposure	₨ 386,355.3	$ 5,586.4	₨ 315,987.9
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	3.70%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 192,708.4		₨ 167,253.4
Fair Value Of Credit Substitutes	67.8		103.9
Non-funded exposure	29,835.7		27,470.1
Total Exposure	₨ 222,611.9	$ 3,218.8	₨ 194,827.4
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.30%
Agriculture Production-Non Food
Concentration Risk [Line Items]
Gross loans			₨ 199,451.2
Fair Value Of Credit Substitutes			0.0
Non-funded exposure			9.0
Total Exposure			₨ 199,460.2
Agriculture Production-Non Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.30%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 233,798.9		₨ 210,780.7
Fair Value Of Credit Substitutes	0.0		586.8
Non-funded exposure	15,325.7		14,210.0
Total Exposure	₨ 249,124.6	$ 3,602.1	₨ 225,577.5
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.40%	2.40%	2.60%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 257,056.8		₨ 233,700.5
Fair Value Of Credit Substitutes	1,978.8		1,982.5
Non-funded exposure	33,482.7		27,280.7
Total Exposure	₨ 292,518.3	$ 4,229.6	₨ 262,963.7
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%	2.80%	3.10%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 159,462.7		₨ 133,216.6
Fair Value Of Credit Substitutes	1,557.3		2,470.7
Non-funded exposure	120,816.0		99,933.4
Total Exposure	₨ 281,836.0	$ 4,075.1	₨ 235,620.7
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	2.70%
Power
Concentration Risk [Line Items]
Gross loans	₨ 251,169.4		₨ 159,239.8
Fair Value Of Credit Substitutes	37,188.7		34,738.6
Non-funded exposure	39,998.4		36,017.7
Total Exposure	₨ 328,356.5	$ 4,747.8	₨ 229,996.1
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	2.70%
Business Services
Concentration Risk [Line Items]
Gross loans	₨ 236,853.7		₨ 207,868.8
Fair Value Of Credit Substitutes	249.2		946.6
Non-funded exposure	11,318.3		7,738.7
Total Exposure	₨ 248,421.2	$ 3,592.0	₨ 216,554.1
Business Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.40%	2.40%	2.50%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 246,272.4		₨ 125,842.1
Fair Value Of Credit Substitutes	21,288.6		21,629.8
Non-funded exposure	26,245.9		27,802.9
Total Exposure	₨ 293,806.9	$ 4,248.2	₨ 175,274.8
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%	2.80%	2.00%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 2,081,399.0		₨ 1,439,682.5
Fair Value Of Credit Substitutes	76,801.2		52,825.4
Non-funded exposure	470,669.6		460,885.5
Total Exposure	₨ 2,628,869.8	$ 38,011.4	₨ 1,953,393.4
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	24.90%	24.90%	22.70%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans	₨ 187,527.5		₨ 159,873.4
Fair Value Of Credit Substitutes	4,436.1		4,602.7
Non-funded exposure	26,803.8		20,496.0
Total Exposure	₨ 218,767.4	$ 3,163.2	₨ 184,972.1
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.20%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 128,273.5		₨ 109,841.9
Fair Value Of Credit Substitutes	9,035.5		9,762.5
Non-funded exposure	79,596.8		55,773.0
Total Exposure	₨ 216,905.8	$ 3,136.3	₨ 175,377.4
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.00%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 195,488.6		₨ 135,431.1
Fair Value Of Credit Substitutes	5,514.4		2,583.1
Non-funded exposure	44,149.5		36,184.6
Total Exposure	₨ 245,152.5	$ 3,544.7	₨ 174,198.8
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.00%
Housing Finance
Concentration Risk [Line Items]
Gross loans			₨ 110,961.6
Fair Value Of Credit Substitutes			60,818.6
Non-funded exposure			585.2
Total Exposure			₨ 172,365.4
Housing Finance | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.00%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 92,504.7
Fair Value Of Credit Substitutes	705.0
Non-funded exposure	150,857.5
Total Exposure	₨ 244,067.2	$ 3,529.0
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%